Property, plant and equipment, net (Tables)	12 Months Ended
Dec. 31, 2023
Property, Plant and Equipment [Abstract]
Summary of property, plant and equipment, net and related accumulated depreciation
Property, plant and equipment, net consist of the following as of December 31, 2023 and 2022:

	2023	2022
Land	$8,026	$6,576
Building and improvements	514,777	442,749
Furniture and fixtures	168,846	180,179
Information technology	20,113	5,105
Construction in progress	43,704	81,032
Total property, plant and equipment	755,466	715,641
Less: Accumulated depreciation	(183,839)	(119,795)
Property, plant and equipment, net	$571,627	$595,846